SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Restricted cash, current	$ 3	$ 1
Allowance for expected credit losses	97	91
Research and development expense	$ 686	$ 493	$ 416